Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A Shares)

(a series of JPMorgan Trust II)

Supplement dated March 26, 2018

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated July 1, 2017, as supplemented

The information contained in the Supplement dated February 20, 2018 to the Summary Prospectus, Prospectus and Statement of Additional Information dated July 1, 2017, as supplemented, with respect to the JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) is hereby superseded and replaced in its entirety by this Supplement. Class A Shares of the Fund for which you did not pay a sales charge will continue to be charged a contingent deferred sales charge (“CDSC”), which is 0.75% of the purchase price for Class A Shares redeemed or exchanged into a money market fund during the first 18 months after purchase. JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) or its affiliates will continue to pay a Finder’s Fee with respect to such purchases.

Changes to Sales Charges for Class A Shares purchased on or after March 31, 2018. Effective March 31, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges for Class A Shares. If you purchase $250,000 or more of Class A Shares of the Fund on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectus and Prospectus on the Effective Date:

Fee and Expense Table Changes — On the Effective Date, the second sentence in the Fund’s Summary Prospectus and Prospectus under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Funds’ Summary Prospectuses and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases prior to March 31, 2018	NONE (under $500,000)	1.00%	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases on or after March 31, 2018	NONE (under $250,000)	1.00%	NONE

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Short-Intermediate Municipal Bond Fund

(Class A Shares)

(a series of JPMorgan Trust II)

Supplement dated March 26, 2018

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated July 1, 2017, as supplemented

The information contained in the Supplement dated February 20, 2018 to the Summary Prospectus, Prospectus and Statement of Additional Information dated July 1, 2017, as supplemented, with respect to the JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) is hereby superseded and replaced in its entirety by this Supplement. Class A Shares of the Fund for which you did not pay a sales charge will continue to be charged a contingent deferred sales charge (“CDSC”), which is 0.75% of the purchase price for Class A Shares redeemed or exchanged into a money market fund during the first 18 months after purchase. JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”) or its affiliates will continue to pay a Finder’s Fee with respect to such purchases.

Changes to Sales Charges for Class A Shares purchased on or after March 31, 2018. Effective March 31, 2018 (the “Effective Date”), the Board of Trustees of the Fund has approved changes to the sales charges for Class A Shares. If you purchase $250,000 or more of Class A Shares of the Fund on or after the Effective Date, you will no longer be assessed a sales charge. In connection with these changes, the following changes will be made to the Summary Prospectus and Prospectus on the Effective Date:

Fee and Expense Table Changes — On the Effective Date, the second sentence in the Fund’s Summary Prospectus and Prospectus under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Funds’ Summary Prospectuses and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	2.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases prior to March 31, 2018	NONE (under $500,000)	1.00%	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of Shares for purchases on or after March 31, 2018	NONE (under $250,000)	1.00%	NONE

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE